Document And Entity Information	6 Months Ended
Jun. 30, 2020
Document Information Line Items
Entity Registrant Name	HALL OF FAME RESORT & ENTERTAINMENT COMPANY
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Central Index Key	0001708176
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false